Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts receivable
	December 31, 2024	December 31, 2025

Accounts receivable	$8,488,888	$7,206,912
Less: Loss allowance	(247,536)	(126,165)
	$8,241,352	$7,080,747

Schedule of Accounts Receivable Based on Past Due Date	a)The aging analysis of accounts receivable based on past due date are as follows:
	December 31, 2024	December 31, 2025

Not past due	$8,138,311	$6,965,342
Past due
Within 1 month	223,100	155,298
31 to 90 days	41,037	3,864
91 to 180 days	16,227	2,096
181 to 270 days	399	-
Over 270 days	69,814	80,312
	$8,488,888	$7,206,912